Long-Term Debt Long-Term Debt sale-leaseback (Details) $ in Thousands	1 Months Ended			9 Months Ended		12 Months Ended
	May 31, 2019 vessel	Nov. 30, 2018 vessel	Sep. 30, 2018 vessel	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)	Dec. 31, 2018 vessel
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $				$ 63,720	$ 156,644
Number Of Vessels				3		8
Finance Lease Obligations [Member] | May 2019 Sale Leaseback [Member]
Debt Instrument [Line Items]
Number Of Vessels	2
Finance Lease Obligations [Member] | September 2018 Sale Leaseback [Member]
Debt Instrument [Line Items]
Number Of Vessels			6
Finance Lease Obligations [Member] | November 2018 Sale leaseback Transaction [Member]
Debt Instrument [Line Items]
Number Of Vessels		4